24. INDEBTEDNESS (Tables)	12 Months Ended
Dec. 31, 2018
Indebtedness
Schedule of indebtedness

As at December 31,	2018	2017
Senior Secured Credit Facilities(a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2018 – USD$2,326,049, December 31, 2017 – USD$2,399,686)	3,172,033	3,016,645
8.875% Senior Notes (USD$500,000)(b)	681,850	628,550
	3,853,883	3,645,195
Less: deferred financing costs, interest rate floors, prepayment options and net gain on repricing/repayment(c)	(129,655)	(101,818)
	3,724,228	3,543,377
Less: current indebtedness	(7,888)	(14,486)
Long-term indebtedness	$3,716,340	$3,528,891

(a)	The Senior Secured Credit Facilities are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio. As at December 31, 2018 and 2017, Telesat was in compliance with this covenant.

Each tranche of the Senior Secured Credit Facilities is subject to mandatory principal repayment requirements. Up to February 1, 2017, this repayment was equal to one quarter of 1% of the initial aggregate principal amount and is payable on a quarterly basis. From February 1, 2017 to April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan at the time of the amendment, February 1, 2017, and is payable on a quarterly basis. As at April 26, 2018, the repayment is equal to one quarter of 1% of the value of the loan at the time of the amendment, April 26, 2018, and is payable on a quarterly basis.

The Senior Secured Credit Facilities have several tranches which are described below:

(i)	A Revolving Credit Facility (“Revolving Facility”) of up to $200 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat. This Revolving Facility matures on November 17, 2021 and is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 1.5% to 2.00% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 2.50% to 3.00% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee of 40 basis points. As at December 31, 2018, other than $0.3 million (December 31, 2017 – $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.

(ii)	The U.S. TLB Facility is a USD$2,430 million facility maturing on November 17, 2023. The outstanding borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, but not less than 0.75%, plus an applicable margin of 2.50%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%. The weighted average effective interest rate was 5.83% for the year ended December 31, 2018 (December 31, 2017 – 4.86%). On February 1, 2017, we amended the Senior Secured Credit Facilities to reduce the applicable margin to 3.00% from 3.75%. On April 26, 2018, we amended the Senior Secured Credit Facilities in which the applicable margin on the Term Loan B – U.S. Facility was further reduced to 2.50%.

(b)	The Senior Notes bear interest at an annual rate of 8.875% and are due November 17, 2024. The total balance of the Senior Notes is USD$500 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2018 was 8.80% (December 31, 2017 — 8.80%).

(c)	The Senior Secured Credit Facilities and 8.875% Senior Notes included the following deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment:

(i)	The U.S. TLB Facility and 8.875% Senior Notes were presented on the balance sheet net of related deferred financing costs of $83.8 million as at December 31, 2018 (December 31, 2017 – $87.7 million). The deferred financing costs are amortized using the effective interest method.

(ii)	The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 27) which were fair valued at the time of debt issuance. The initial fair value impact of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness at their inception date. This liability is subsequently amortized using the effective interest method and had a carrying amount of $6.9 million as at December 31, 2018 (December 31, 2017 – $7.8 million).

(iii) The initial fair value impact, in November 2016, of the interest rate floor on the U.S. TLB Facility was a decrease to the indebtedness of $25.6 million. This asset is subsequently amortized using the effective interest method and had a carrying amount of $18.6 million as at December 31, 2018 (December 31, 2017 – $21.9 million).

(iv) The U.S. TLB Facility was presented on the balance sheet net of the net gain on repricing/repayment of $34.2 million as at December 31, 2018. The net gain on repricing/repayment arose from the following:

·	In connection with the adoption of IFRS 9, a gain on repricing of $36.1 million was recorded as a reduction of the indebtedness, effective January 1, 2018;

·	In connection with the $50 million U.S. dollars voluntary repayment in March 2018, a loss on repayment of $2.8 million was recorded as an increase to the indebtedness; and

·	In connection with the amendment to the Senior Secured Credit Facilities in April 2018, a gain on repricing of $6.9 million was recorded as a reduction of indebtedness.

Schedule of short-term and long-term portions of deferred financing costs, interest rate floors, prepayment option and premiums

The short-term and long-term portions of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment were as follows:

As at December 31,	2018	2017
Short-term deferred financing costs	$15,263	$13,435
Long-term deferred financing costs	68,536	74,278
	$83,799	$87,713
Short-term interest rate floor	$3,436	$3,413
Long-term interest rate floor	15,165	18,483
	$18,601	$21,896
Short-term prepayment option	$(942)	$(863)
Long-term prepayment option	(5,986)	(6,928)
	$(6,928)	$(7,791)
Short-term net gain on repricing/repayment	$6,315	$—
Long-term net gain on repricing/repayment	$27,868	$—
	$34,183	$—
Deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment	$129,655	$101,818

Schedule of outstanding principal balance of indebtedness

The outstanding principal balance of indebtedness, excluding deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment will be repaid as follows (in millions of Canadian dollars):

2019	2020	2021	2022	2023	Thereafter	Total
$32.0	$32.0	$32.0	$32.0	$3,044.0	$681.9	$3,853.9